Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 2,859,000	$ 8,572,000
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	2,803,000	8,312,000
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 56,000	$ 260,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	1 day
Impact fee on redemptions and subscriptions of $5 million or more	$ 5,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period		30 days